Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 25,950	$ 55,394
Restricted cash	833	833
Receivables, prepaids and deposits	1,750	1,017
Deferred financing and transaction costs	2,722	1,888
Organoclay inventories	1,394	2,086
Total current assets	32,649	61,218
NON-CURRENT ASSETS
Restricted cash	150	983
Loans to Joint Venture	25,239	11,479
Investment in Joint Venture	29,811	19,637
Property, plant and equipment	17,488	18,070
Exploration and evaluation assets	2,768	2,104
Total non-current assets	75,456	52,273
TOTAL ASSETS	108,105	113,491
CURRENT LIABILITIES
Accounts payable and accrued liabilities	3,572	3,546
Current portion of long-term borrowings	243	178
Total current liabilities	3,815	3,724
LONG-TERM LIABILITIES
Long-term borrowings	10,553	751
Decommissioning provision	249	249
Total long-term liabilities	10,802	1,000
TOTAL LIABILITIES	14,617	4,724
SHAREHOLDERS’ EQUITY
Share capital	197,918	197,390
Contributed surplus	25,392	20,812
Accumulated other comprehensive loss	(1,852)	(114)
Deficit	(127,970)	(109,321)
TOTAL SHAREHOLDERS’ EQUITY	93,488	108,767
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 108,105	$ 113,491